Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 882.4	$ 834.2
Accumulated depreciation	(382.4)	(335.2)
Property, plant and equipment, net	500.0	499.0
Depreciation expense	72.3	74.6	$ 65.1
Land, Buildings And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	161.2	158.4
Machinery, Equipment And Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	489.3	434.7
Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	199.6	198.3
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 32.3	$ 42.8